Income Taxes - Schedule of the Tax Years That Remain Subject to Examination by Major Tax Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2015
Minimum [Member] | U.S. State [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2012
Minimum [Member] | Foreign [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2011
Minimum [Member] | Foreign [Member] | Taiwan [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2010
Minimum [Member] | Provincial [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2011
Maximum [Member] | U.S. State [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2015
Maximum [Member] | Foreign [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2015
Maximum [Member] | Foreign [Member] | Taiwan [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2015
Maximum [Member] | Provincial [Member]
Tax Credit Carryforward [Line Items]
Open tax years	2015